LifePoints Funds, Target Distribution Strategies:

2017 Retirement Distribution Fund – A Shares

2017 Accelerated Distribution Fund – A Shares

2027 Extended Distribution Fund – A Shares

2017 Retirement Distribution Fund – S Shares

2017 Accelerated Distribution Fund – S Shares

2027 Extended Distribution Fund – S Shares

RUSSELL INVESTMENT COMPANY

Supplement dated April 15, 2008

TO PROSPECTUSES DATED NOVEMBER 21, 2007

As Supplemented through March 28, 2008

I.	The following information supplements the LifePoints Funds Target Distribution Strategies Prospectuses listed above:

By written consent effective as of March 26, 2008, the Board of Trustees of Russell Investment Company approved, on behalf of the 2017 Retirement Distribution Fund – A Shares, 2017 Accelerated Distribution Fund – A Shares, 2027 Extended Distribution Fund – A Shares, 2017 Retirement Distribution Fund – S Shares, 2017 Accelerated Distribution Fund – S Shares, and 2027 Extended Distribution Fund – S Shares (the “Funds”), a reverse share split for each of the Funds. The effective date of the reverse share split was March 27, 2008.

A reverse share split is a combination of a fund’s shares according to a conversion ratio in order to reduce the total number of outstanding shares of the fund. A reverse share split does not alter the rights or value of a shareholder’s interest in a fund.

The conversion ratio of each reverse share split was as follows:

2017 Retirement Distribution Fund – A Shares	10 : 9.173138
2017 Accelerated Distribution Fund – A Shares	10 : 9.324813
2027 Extended Distribution Fund – A Shares	10 : 9.215562
2017 Retirement Distribution Fund – S Shares	10 : 8.933155
2017 Accelerated Distribution Fund – S Shares	10 : 9.431073
2027 Extended Distribution Fund – S Shares	10 : 9.229232

As a result of the reverse share split, the par value of the shares of each of the Funds has been adjusted in accordance with the conversion ratio.

II.	The following replaces the information in the section entitled “Money Manager Information” for the Special Growth Fund, Global Equity Fund and Multistrategy Bond Fund in each of the Russell Investment Company Prospectuses listed above:

Special Growth Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

DePrince, Race & Zollo, Inc., 250 Park Avenue South, Suite 250, Winter Park, FL 32789.

Gould Investment Partners LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA 19312.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

(continued on reverse side)

PanAgora Asset Management, Inc., 260 Franklin Street, 22nd Floor, Boston, MA 02110.

Ranger Investment Management, L.P., 300 Crescent Court, Suite 1100, Dallas, TX 75201.

Signia Capital Management, LLC, 108 North Washington Street, Suite 305, Spokane, WA 99201.

Tygh Capital Management, Inc., 1211 S.W. Fifth Avenue, Suite 2100, Portland, OR 97204.

Global Equity Fund

ClariVest Asset Management LLC, 11452 El Camino Real, Suite 250, San Diego, CA 92130.

Gartmore Global Partners, 8 Fenchurch Place, London EC3M 4PB United Kingdom.

Harris Associates, L.P., 2 North LaSalle Street, Suite 500, Chicago, IL 60602.

T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

Multistrategy Bond Fund

Drake Capital Management, LLC, 660 Madison Avenue, 16th Floor, New York, NY 10021.

Goldman Sachs Asset Management, L.P., 32 Old Slip, 32nd Floor, New York, NY 10005.

Hyperion Brookfield Asset Management, Inc., Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281.

Logan Circle Partners, L.P., 1717 Arch Street, Suite 1500, Philadelphia, PA 19103.

Metropolitan West Asset Management, LLC, 11766 Wilshire Boulevard, Suite 1580, Los Angeles, CA 90025.

Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 300, P.O. Box 6430, Newport Beach, CA 92660-6430.

36-08-193 (1 04/08) and 541762

RUSSELL INVESTMENT COMPANY

Supplement dated April 15, 2008

TO STATEMENT OF ADDITIONAL INFORMATION

Funds of Funds

DATED FEBRUARY 29, 2008

As supplemented March 31, 2008

The following sentence in the Structure and Governance Section is deleted:

Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights.

and replaced in its entirety by the following:

Except as set forth below, Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights.

•	Shares of the 2017 Retirement Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Accelerated Distribution Fund — A Shares have a par value of $0.0107 per share.

•	Shares of the 2027 Extended Distribution Fund — A Shares have a par value of $0.0109 per share.

•	Shares of the 2017 Retirement Distribution Fund — S Shares have a par value of $0.0112 per share.

•	Shares of the 2017 Accelerated Distribution Fund — S Shares have a par value of $0.0106 per share.

•	Shares of the 2027 Extended Distribution Fund — S Shares have a par value of $0.0108 per share.

Shares of the LifePoints Target Distribution Strategies Funds are fully paid and nonassessable, and have no preemptive or conversion rights.